BANK BORROWING - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowing
Amount of loan secured by wholly owned subsidiary Renren Inc.		$ 2,000
Interest Expense	$ 1,034	245	$ 1
East West Bank
Borrowing
Amount of loan secured by wholly owned subsidiary Renren Inc.		$ 2,000
Loan One | East West Bank
Borrowing
Annual interest rate		6.00%
Loan One | Qianxiang Shiji Technology Development (Beijing) Co
Borrowing
Amount of loan secured by wholly owned subsidiary Renren Inc.		$ 6,277
Loan Two | East West Bank
Borrowing
Annual interest rate	2.80%